Document and Entity Information	Oct. 18, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	MOHAWK INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000851968
Document Type	8-K
Document Period End Date	Oct. 18, 2019
Entity Incorporation State Country Code	DE
Entity File Number	01-13697
Entity Tax Identification Number	52-1604305
Entity Address, Address Line One	160 South Industrial Blvd.
Entity Address, City or Town	Calhoun
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30701
City Area Code	706
Local Phone Number	629-7721
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $.01 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	MHK
Security Exchange Name	NYSE
Floating Rate Notes due 2020 [Member]
Document And Entity Information [Line Items]
No Trading Symbol Flag	true
Security 12b Title	Floating Rate Notes due 2020
Security Exchange Name	NYSE
Floating Rate Notes due 2021 [Member]
Document And Entity Information [Line Items]
No Trading Symbol Flag	true
Security 12b Title	Floating Rate Notes due 2021
Security Exchange Name	NYSE
2.000% Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
No Trading Symbol Flag	true
Security 12b Title	2.000% Senior Notes due 2022
Security Exchange Name	NYSE